CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Pre-funded warrants to purchase ordinary shares | shares	15,205,075
Pre-funded warrants to purchase price | $ / shares	$ 0.05
Warrant [Member]
Issuance expenses	$ 615
Pre-funded warrants to purchase ordinary shares | shares	2,514,281
Pre-funded warrants to purchase price | $ / shares	$ 1.85
IPO [Member]
Value or warrants	$ 196
Private Placement [Member]
Value or warrants	$ 125